Intangible assets - With-profits (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
DAC amounts
Deferred acquisition costs and other intangible assets	£ 11,011	£ 10,807
Distribution rights
DAC amounts
Intangible assets	1,500
With-profits
DAC amounts
Deferred acquisition costs and other intangible assets	145	52
With-profits | Computer software and other intangibles
DAC amounts
Intangible assets	£ 145	50
With-profits | PAC with-profits fund
DAC amounts
Deferred acquisition costs		£ 2